United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21249

(Investment Company Act File Number)

Federated Premier Intermediate Municipal Income Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/17

Date of Reporting Period: Quarter ended 02/28/17

Item 1.	Schedule of Investments

Federated Premier Intermediate Municipal Income Fund
Portfolio of Investments
February 28, 2017 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—98.3%
		Alaska—0.7%
$1,000,000		Valdez, AK Marine Terminal, (BP PLC), Revenue Refunding Bonds (Series 2003B), 5.00%, 1/1/2021	$1,108,030
		Arizona—2.3%
335,000	[1,2]	Maricopa County, AZ, IDA, Revenue Refunding Bonds, 5.00% (Paradise Schools), 7/1/2036	337,214
1,000,000		Phoenix, AZ IDA, Education Facility Revenue Bonds (Series 2014A), 5.00% (Great Heart Academies), 7/1/2034	1,053,270
1,690,000		Pima County, AZ IDA, PCRBs (Series 2009A), 4.95% (Tucson Electric Power Co.), 10/1/2020	1,846,934
320,000	[1,2]	Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.00%, 7/15/2027	345,427
		TOTAL	3,582,845
		California—15.6%
1,000,000		Alameda Corridor Transportation Authority, CA, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00% (AGM INS), 10/1/2028	1,153,340
1,115,000		Bay Area Toll Authority, CA San Francisco Bay Area Subordinate Toll Bridge Revenue Bonds (Series 2010 S-2), 5.00%, 10/1/2024	1,248,142
1,500,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2011A), 5.25% (Dignity Health (Catholic Healthcare West)), 3/1/2027	1,684,050
1,250,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2012A), 5.00% (Scripps Health), 11/15/2032	1,399,913
300,000	[1,2]	California School Finance Authority, School Facility Revenue Bonds (Series 2014A), 5.00% (KIPP LA), 7/1/2034	312,318
600,000	[1,2]	California School Finance Authority, School Facility Revenue Bonds (Series 2015A), 5.00% (KIPP LA), 7/1/2035	627,432
1,360,000		California State, Prerefunded Economic Recovery Bonds (Series 2009A), 5.00% (California State Fiscal Recovery Fund)/(United States Treasury COL), 7/1/2018	1,436,432
345,000		California State, Refunding Economic Recovery Bonds (Series 2009A), 5.00% (California State Fiscal Recovery Fund)/(United States Treasury COL), 7/1/2018	364,389
1,500,000		California State, Various Purpose UT GO Bonds, 5.00%, 9/1/2027	1,746,795
1,000,000	[1,2]	California Statewide CDA , Revenue Bonds (Series 2016A), 5.00% (Loma Linda University Medical Center ), 12/1/2026	1,092,870
365,000	[1,2]	California Statewide CDA, Revenue Bonds (Series 2007), 5.00% (Inland Regional Center)/(United States Treasury PRF 12/1/2017@100), 12/1/2017	376,563
1,000,000	[1,2]	California Statewide CDA, Revenue Refunding Bonds (Series 2014A), 5.00% (899 Charleston LLC), 11/1/2034	1,005,950
1,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013B-1), 5.50% TOBs, Mandatory Tender 1/15/2023	1,143,960
1,500,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2007A-1), 4.50%, 6/1/2027	1,511,265
165,000		Irvine, CA Reassessment District No. 13-1, LO Improvement Bonds, 5.00%, 9/2/2028	181,008
1,500,000		Los Angeles, CA USDT, UT GO Refunding Bonds (Series 2014C), 5.00%, 7/1/2030	1,752,255
1,385,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 6.125% (Citigroup, Inc. GTD), 11/1/2029	1,735,100
1,335,000		Sacramento, CA Municipal Utility District, Electric Revenue Refunding Bonds (Series 2012Y), 5.00%, 8/15/2028	1,531,005
575,000		San Francisco, CA City & County Airport Commission, Revenue Refunding Bonds, 5.00%, 5/1/2021	640,320
425,000		San Francisco, CA City & County Airport Commission, Revenue Refunding Bonds, 5.00% (United States Treasury PRF 5/1/2020@100), 5/1/2021	476,009
1,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.00% (Original Issue Yield: 5.05%), 3/1/2031	1,097,410
1,680,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.00%, 5/15/2031	1,922,995
		TOTAL	24,439,521
		Colorado—4.1%
2,000,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2011A), 5.25% (Catholic Health Initiatives), 2/1/2031	2,140,900
1,000,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2012A), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2027	1,074,100
1,000,000		E-470 Public Highway Authority, CO, Revenue Bonds (Series 2010C), 5.375% (Original Issue Yield: 5.40%), 9/1/2026	1,085,410
500,000		Leyden Rock Metropolitan District No. 10, CO, LT GO Refunding & Improvement Bonds (Series 2016A), 4.00%, 12/1/2025	475,425
1,000,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), 6.25% (Bank of America Corp. GTD)/(Original Issue Yield: 6.63%), 11/15/2028	1,220,270
510,000		Tallyn's Reach Metropolitan District No. 3, CO, LT GO Refunding & Improvement Bonds (Series 2013), 5.00%, 12/1/2033	524,142
		TOTAL	6,520,247

Principal Amount			Value
		MUNICIPAL BONDS—continued
		District of Columbia—0.9%
$500,000		District of Columbia Revenue, Revenue Bonds (Series 2016A), 5.00% (Friendship Public Charter School, Inc.), 6/1/2041	$513,765
500,000		District of Columbia Water & Sewer Authority, Public Utility Senior Lien Revenue Bonds (Series 2017B), 5.00%, 10/1/2024	600,765
250,000		District of Columbia, Revenue Bonds (Series 2013A), 6.00% (KIPP DC), 7/1/2033	290,188
		TOTAL	1,404,718
		Florida—6.0%
1,000,000		Atlantic Beach, FL Health Care Facilities, Revenue & Refunding Bonds (Series 2013A), 5.00% (Fleet Landing Project, FL), 11/15/2028	1,083,880
850,000		Florida State Municipal Power Agency, All-Requirements Power Supply Project Refunding Revenue Bonds (Series 2016A), 5.00%, 10/1/2024	1,000,424
2,300,000		Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2027	2,597,321
675,000		JEA, FL Water & Sewer System, Water and Sewer System Revenue Bonds (Series 2014A), 5.00%, 10/1/2029	780,111
1,000,000		Miami-Dade County, FL Water & Sewer, Water & Sewer System Revenue Refunding Bonds (Series 2015), 5.00%, 10/1/2023	1,182,190
500,000		Midtown Miami, FL Community Development District, Special Assessment & Revenue Refunding Bonds (Series 2014A), 5.00%, 5/1/2029	516,800
1,000,000		Orange County, FL Tourist Development Tax, Revenue Refunding Bonds (Series 2015), 5.00% (AGM INS), 10/1/2023	1,180,840
500,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.25% (6th Cent Contract Payments)/(AGM INS), 11/1/2020	513,140
380,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-1), 0.00% (Step Coupon 11/1/2021@ 6.61%)/(Original Issue Yield: 6.93%), 5/1/2040	232,389
235,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-2), 0.00% (Step Coupon 11/1/2024@ 6.61%)/(Original Issue Yield: 6.752%), 5/1/2040	121,077
255,000	[3,4]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-3), 6.61%, 5/1/2040	2
210,000	[3,4]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.375%, 5/1/2017	2
75,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-2), 0.00% (Step Coupon 5/1/2017@ 6.61%), 5/1/2039	60,046
175,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-3), 0.00% (Step Coupon 5/1/2019@ 6.61%), 5/1/2040	103,966
90,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-4), 0.00% (Step Coupon 5/1/2022@ 6.61%), 5/1/2040	39,510
50,000		Tolomato Community Development District, FL, Special Assessment Revenue Refunding Bonds (Series A-1), 6.375%, 5/1/2017	49,897
		TOTAL	9,461,595
		Georgia—3.2%
1,000,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, Subordinate Lien General Revenue Bonds (Series 2010B), 5.00%, 1/1/2020	1,103,760
1,500,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00%, 11/1/2019	1,687,935
1,000,000		Fulton County, GA Residential Care Facilties, Retirement Facility Refunding Revenue Bonds (Series 2016), 5.00% (Lenbrook Square Foundation, Inc.), 7/1/2031	1,071,620
1,000,000		Georgia State, GO Refunding Bonds (Series 2016E), 5.00%, 12/1/2023	1,200,090
		TOTAL	5,063,405
		Guam—0.4%
500,000		Guam Government LO (Section 30), Bonds (Series 2009A), 5.625% (United States Treasury PRF 12/1/2019@100)/(Original Issue Yield: 5.875%), 12/1/2029	559,235
		Idaho—0.6%
875,000		Idaho Health Facilities Authority, Revenue Bonds (Series 2013A), 7.375% (Terraces of Boise)/(Original Issue Yield: 7.50%), 10/1/2029	912,791
		Illinois—7.4%
1,600,000		Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2035	1,747,872
1,325,000		Chicago, IL Sales Tax, Revenue Refunding Bonds, 5.00% (AGM INS), 1/1/2019	1,353,210
500,000		Chicago, IL Special Assessment, Improvement Bonds (Series 2002), 6.625% (Lakeshore East Project)/(Original Issue Yield: 6.637%), 12/1/2022	499,960
1,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2023	1,130,660
560,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2024	634,939
1,000,000		Chicago, IL, GO Bonds (Series 2014A), 5.25%, 1/1/2033	982,000
500,000		Illinois Finance Authority, Revenue Bonds (Series 2012B), 5.00% (Loyola University of Chicago), 7/1/2026	554,470

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$1,500,000	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2013A), 5.00%, 1/1/2030	$1,684,380
1,000,000	Illinois State, GO Refunding Bonds (Series 2016), 5.00%, 2/1/2020	1,053,140
635,000	Illinois State, UT GO Bonds (Series of May 2014), 5.00%, 5/1/2033	638,759
1,255,000	Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	1,297,783
	TOTAL	11,577,173
	Indiana—3.0%
930,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.25%, 1/1/2030	1,062,097
2,000,000	Indiana State Finance Authority, First Lien Wastewater Utility Revenue Bonds (Series 2014A), 5.00% (CWA Authority), 10/1/2032	2,279,920
1,300,000	Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.25% (BP PLC), 1/1/2021	1,452,386
	TOTAL	4,794,403
	Iowa—1.1%
800,000	Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2013), 5.50% (Iowa Fertilizer Co.), 12/1/2022	804,592
565,000	Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.00%, 12/1/2024	641,795
300,000	Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.00%, 12/1/2036	326,046
	TOTAL	1,772,433
	Kentucky—0.6%
1,000,000	Kentucky EDFA , Revenue Bonds (Series 2016A), 5.00% (Miralea), 5/15/2031	992,890
	Louisiana—2.2%
1,000,000	Louisiana State Citizens Property Insurance Corp., Assessment Revenue Refunding Bonds (Series 2016A), 5.00%, 6/1/2024	1,165,690
1,000,000	Louisiana State Citizens Property Insurance Corp., Revenue Refunding Bonds (Series 2012), 5.00% (United States Treasury PRF 6/1/2022@100), 6/1/2024	1,173,010
1,000,000	St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% TOBs (Valero Energy Corp.), Mandatory Tender 6/1/2022	1,046,690
	TOTAL	3,385,390
	Maine—0.5%
665,000	Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2011), 7.50% (Maine General Medical Center), 7/1/2032	753,611
	Maryland—0.7%
800,000	Maryland State EDC, Revenue Bonds (Series A), 5.125% (Ports America Chesapeake, Inc.)/(Original Issue Yield: 5.25%), 6/1/2020	845,600
200,000	Westminster, MD, Revenue Bonds (Series 2014A), 6.00% (Lutheran Village at Miller's Grant, Inc.), 7/1/2034	213,286
	TOTAL	1,058,886
	Massachusetts—3.6%
2,000,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2024	2,196,340
1,500,000	Massachusetts Development Finance Agency, Revenue Bonds (Series 2016Q), 5.00% (Partners Healthcare Systems), 7/1/2030	1,728,255
1,030,000	Massachusetts HEFA, Revenue Bonds (Series 2010A), 5.00% (Northeastern University), 10/1/2023	1,145,731
500,000	Massachusetts State Development Finance Agency, Revenue Bonds (Series 2012), 5.00% (Northeastern University), 10/1/2029	562,065
	TOTAL	5,632,391
	Michigan—4.1%
850,000	Michigan State Department of Transportation, Grant Anticipation Refunding Bonds (Series 2016), 5.00%, 3/15/2027	1,010,964
1,500,000	Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2014B), 5.00% (Public Lighting Authority), 7/1/2029	1,645,530
750,000	Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 C-3), 5.00% (Great Lakes, MI Sewage Disposal System)/(AGM INS), 7/1/2032	841,853
700,000	Michigan State University Board of Trustees, General Revenue Bonds (Series 2015A), 5.00% (Michigan State University), 8/15/2022	820,414
2,000,000	Royal Oak, MI Hospital Finance Authority, Revenue Refunding Bonds (Series 2014D), 5.00% (Beaumont Health Credit Group), 9/1/2033	2,188,920
	TOTAL	6,507,681
	Minnesota—0.4%
500,000	Minnesota State, UT GO Bonds (Series 2015D), 5.00%, 8/1/2022	587,830
	Mississippi—1.0%
1,400,000	Lowndes County, MS Solid Waste Disposal, (Weyerhaeuser Co.), PCR Refunding Bonds (Project A), 6.80%, 4/1/2022	1,627,164

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—5.2%
$1,500,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2020	$1,609,095
2,000,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series 2014PP), 5.00% (New Jersey State), 6/15/2031	2,044,000
1,500,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.00%, 1/1/2032	1,680,810
1,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1), 4.625% (Original Issue Yield: 4.85%), 6/1/2026	999,940
1,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1), 5.00% (Original Issue Yield: 5.015%), 6/1/2041	962,000
920,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1A), 4.50%, 6/1/2023	931,408
		TOTAL	8,227,253
		New York—9.3%
495,000		Brooklyn Arena Local Development Corporation, NY, PIILOT Revenue Bonds (Series 2009), 5.75%, 7/15/2018	520,453
255,000		Brooklyn Arena Local Development Corporation, NY, PILOT Revenue Bonds Series 2009), 5.75% (United States Treasury COL), 7/15/2018	272,121
1,000,000		Erie County, NY IDA, School Facility Revenue Bonds (Series 2011A), 5.25% (Buffalo, NY City School District), 5/1/2027	1,143,650
1,000,000		Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2013A), 5.00% (MTA Transportation Revenue), 11/15/2031	1,128,280
1,500,000		New York City, NY TFA, Future Tax Secured Subordinate Bonds (Series Fiscal 2011D), 5.00%, 2/1/2019	1,613,850
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2014 Subseries D-1), 5.00%, 8/1/2030	1,145,500
10,000		New York City, NY, UT GO Bonds (Series 2002D), 5.00%, 6/1/2017	10,038
250,000		New York City, NY, UT GO Bonds (Series 2014G), 5.00%, 8/1/2030	286,233
1,000,000		New York Liberty Development Corp., Liberty Revenue Bonds (Series 2011), 5.00% (4 World Trade Center), 11/15/2031	1,114,300
2,000,000		New York Liberty Development Corp., Revenue Refunding Bonds (Series 2012 Class 1), 5.00% (7 World Trade Center LLC), 9/15/2028	2,304,320
1,000,000		New York State Thruway Authority, General Revenue Junior Indebtedness Obligations (Series 2013A), 5.00% (New York State Thruway Authority - General Revenue), 5/1/2019	1,081,480
1,000,000		New York State Urban Development Corp., State Personal Income Tax Revenue Bonds (Series 2013C), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2032	1,145,530
665,000		Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2012B), 4.00% (Covanta Energy Corp.), 11/1/2024	666,636
1,800,000		Rockland County, NY, Public Improvement LT GO Bonds (Series 2014C), 3.00% (AGM INS), 5/1/2018	1,835,694
250,000		TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.00%, 6/1/2024	287,927
		TOTAL	14,556,012
		North Carolina—0.8%
1,020,000		North Carolina Municipal Power Agency No. 1, Revenue Refunding Bonds (Series 2015A), 5.00%, 1/1/2024	1,191,982
		Ohio—4.8%
1,500,000		American Municipal Power-Ohio, Inc., (American Municipal Power, Prairie State Energy Campus Project), Revenue Refunding Bonds (Series 2015A), 5.25%, 2/15/2033	1,675,095
2,135,000		Franklin County, OH Hospital Facility Authority, Hospital Improvement Revenue Bonds (Series 2009), 5.00% (Nationwide Children's Hospital), 11/1/2019	2,326,808
695,000		Muskingum County, OH, Hospital Facilities Revenue Bonds (Series 2013), 5.00% (Genesis Healthcare Corp.), 2/15/2027	728,909
1,500,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.25%, 2/15/2029	1,725,540
1,000,000		University of Cincinnati, OH, General Receipts Bonds (Series 2013C), 5.00%, 6/1/2033	1,137,860
		TOTAL	7,594,212
		Oregon—0.3%
500,000	[1,2]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	500,655
		Pennsylvania—5.2%
2,000,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2026	2,158,480
1,255,000		Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2015), 5.00% (Diakon Lutheran Social Ministries), 1/1/2023	1,417,221
1,265,000		Cumberland County, PA Municipal Authority, Revenue Refunding Bonds (Series 2012), 5.25% (Asbury Pennsylvania Obligated Group), 1/1/2032	1,287,340
2,000,000		Pennsylvania State Turnpike Commission, Subordinate Revenue Refunding Bonds (Second Series of 2016), 5.00%, 6/1/2028	2,278,660
1,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2012B), 5.00% (Temple University Health System Obligated Group), 7/1/2018	1,031,950
		TOTAL	8,173,651

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Puerto Rico—0.2%
$500,000	[3,4]	Commonwealth of Puerto Rico, GO Bonds (Series 2014A), 8.00% (Original Issue Yield: 8.727%), 7/1/2035	$367,500
		South Carolina—1.4%
2,000,000		Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2010A-3), 5.00%, 1/1/2024	2,211,380
		South Dakota—1.0%
1,500,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2027	1,647,585
		Tennessee—1.1%
1,500,000		Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.25% (Goldman Sachs & Co. GTD), 9/1/2021	1,682,325
		Texas—9.1%
1,500,000		Arlington, TX Higher Education Finance Corp., Revenue Bonds (Series 2016A), 5.00% (Uplift Education), 12/1/2036	1,579,200
270,000		Clifton Higher Education Finance Corp., TX, 6.00% (Idea Public Schools), 8/15/2033	307,236
500,000		Clifton Higher Education Finance Corp., TX, Education Revenue Bonds (Series 2012), 5.00% (Idea Public Schools), 8/15/2032	520,085
1,500,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Improvement Bonds (Series 2013B), 5.00%, 11/1/2030	1,688,190
1,000,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2014A), 5.00% (Wise Regional Health System)/(Original Issue Yield: 5.05%), 9/1/2034	1,026,170
1,000,000		Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.00%, 7/1/2018	1,053,710
1,525,000		Houston, TX Higher Education Finance Corp., Education Revenue & Refunding Bonds (Series 2014A), 5.00% (Harmony Public Schools)/(PSFG GTD), 2/15/2033	1,710,288
500,000		Houston, TX Higher Education Finance Corp., Education Revenue Bonds (Series 2012A), 5.00% (Cosmos Foundation, Inc.), 2/15/2032	523,905
500,000		North Texas Tollway Authority, Special Projects System Revenue Bonds (Series 2011), 5.00% (North Texas Toll Authority Special Projects System), 9/1/2021	576,075
1,500,000		North Texas Tollway Authority, System Second Tier Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2031	1,689,195
415,000		Red River, TX HFDC, Retirement Facility Revenue Bonds (Series 2014A), 7.50% (MRC The Crossings)/(Original Issue Yield: 7.55%), 11/15/2034	465,476
1,500,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue Bonds (Series 2008D), 6.25% (Bank of America Corp. GTD), 12/15/2026	1,775,250
1,270,000		University of Texas System (The Board of Regents of), Revenue Bonds (Series 2004B), 5.25%, 8/15/2019	1,398,511
		TOTAL	14,313,291
		Washington—0.7%
1,000,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.25%, 6/1/2029	1,049,900
		Wisconsin—0.8%
1,050,000		Wisconsin Health & Educational Facilities Authority, Revenue Refunding Bonds (Series 2014A), 5.00% (Hospital Sisters Services, Inc.), 11/15/2029	1,198,953
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $149,363,100)	154,456,938
		SHORT-TERM MUNICIPALS—1.7%[5]
		New York—1.7%
250,000		New York City, NY Municipal Water Finance Authority, (2014 Series AA-1) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.58%, 3/1/2017	250,000
100,000		New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.62%, 3/1/2017	100,000
400,000		New York City, NY, (Fiscal 2006 Series H-2) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.58%, 3/1/2017	400,000
150,000		New York State HFA, (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.61%, 3/1/2017	150,000

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[5]
	New York—continued
$1,800,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2002F) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 0.62%, 3/1/2017	$1,800,000
	TOTAL	2,700,000
	TOTAL SHORT-TERM MUNICIPALS—1.7% (IDENTIFIED COST $2,700,000)	2,700,000
	TOTAL MUNICIPAL INVESTMENTS—100.0% (IDENTIFIED COST $152,063,100)[6]	157,156,938
	OTHER ASSETS AND LIABILITIES—NET[7]	1,493,299
	LIQUIDATION VALUE OF VARIABLE RATE MUNICIPAL TERM PREFERRED SHARES	(46,175,000)
	LIQUIDATION VALUE OF AUCTION MARKET PREFERRED SHARES	(14,900,000)
	TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$97,575,237
At February 28, 2017, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
At February 28, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
[4]United States Treasury Notes, 10 Year, Short Futures	45	$5,606,016	June 2017	$(30,687)
The average notional value of futures contracts held by the Fund throughout the period was $7,342,754. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2017, these restricted securities amounted to $4,598,429, which represented 4.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 28, 2017, these liquid restricted securities amounted to $4,598,429, which represented 4.7% of total net assets.
3	Security in default.
4	Non-income-producing security.
5	Current rate and next reset date shown for Variable Rate Demand Notes.
6	At February 28, 2017, the cost of investments for federal tax purposes was $151,917,624. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $5,239,314. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,181,812 and net unrealized depreciation from investments for those securities having an excess of cost over value of $942,498.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total market value at February 28, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally use bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally use mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The following is a summary of the inputs used as of February 28, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$154,456,938	$—	$154,456,938
Short-Term Municipals	—	2,700,000	—	2,700,000
TOTAL SECURITIES	$—	$157,156,938	$—	$157,156,938
Other Financial Instruments:*
Assets	$—	$—	$—	$—
Liabilities	(30,687)	—	—	(30,687)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(30,687)	$—	$—	$(30,687)
*	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
CDA	—Community Development Authority
COL	—Collateralized
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDFA	—Economic Development Finance Authority
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Premier Intermediate Municipal Income Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 24, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2017